FINANCIAL INCOME (LOSS), NET (Schedule of Financial Income (Loss), Net) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial Income (loss), Net [abstract]
Hedging instrument gain (loss), net	$ 86	$ 366	$ (337)
Bank charges	(175)	(153)	(89)
Exchange rate loss, net	(49)	(1,175)	(418)
Interest income (expense), net	347	878	(218)
Amortization of premium on marketable securities	(95)
Other, net		(1)	15
Total financial income (expenses), net	$ 114	$ (85)	$ (1,047)